Pension and Severance Plans (Fair Values of Assets Held by Japanese and Foreign Plans) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017		Mar. 31, 2016		Mar. 31, 2015
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		¥ 699,008		¥ 679,432		¥ 710,602
Japanese plans | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		7,976		17,985
Japanese plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[1]	157,012		148,658
Japanese plans | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[2]	206,632		218,851
Japanese plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[3]	75,971		56,779
Japanese plans | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[4]	1,105		1,148
Japanese plans | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[5]	122,264		115,902
Japanese plans | Commodity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[6]	21,098		20,547
Japanese plans | Private equity
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[7]	21,790		31,852
Japanese plans | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[8]	67,235		60,395
Japanese plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[9]	17,925		7,315
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		259,177		256,341		280,216
Foreign plans | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		8,091		4,078
Foreign plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[10]	33,103		37,769
Foreign plans | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[11]	65,671		60,835
Foreign plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[12]	28,296		30,425
Foreign plans | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		982		321
Foreign plans | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[13]	81,683		77,456
Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[9]	36,216		41,164
Foreign plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[14]	5,135		4,293
Level 1 | Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		160,828		162,582
Level 1 | Japanese plans | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		7,976		17,985
Level 1 | Japanese plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[1]	152,852		144,597
Level 1 | Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		39,874		39,896
Level 1 | Foreign plans | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		8,091		4,078
Level 1 | Foreign plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[10]	31,783		35,818
Level 2 | Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		431,230		417,288
Level 2 | Japanese plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[1]	4,160		4,061
Level 2 | Japanese plans | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[2]	206,632		218,851
Level 2 | Japanese plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[3]	75,971		56,779
Level 2 | Japanese plans | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[4]	1,105		1,148
Level 2 | Japanese plans | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[5]	122,264		115,902
Level 2 | Japanese plans | Commodity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[6]	21,098		20,547
Level 2 | Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		189,448		185,321
Level 2 | Foreign plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[10]	1,320		1,951
Level 2 | Foreign plans | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[11]	65,671		60,835
Level 2 | Foreign plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[12]	21,370		23,425
Level 2 | Foreign plans | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		982		321
Level 2 | Foreign plans | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[13]	81,683		77,456
Level 2 | Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[9]	13,287		17,040
Level 2 | Foreign plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[14]	5,135		4,293
Level 3 | Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		106,950		99,562		118,582
Level 3 | Japanese plans | Private equity
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		21,790	[7]	31,852	[7]	32,584
Level 3 | Japanese plans | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		67,235	[8]	60,395	[8]	80,037
Level 3 | Japanese plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		17,925	[9]	7,315	[9]	5,961
Level 3 | Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		29,855		31,124		22,906
Level 3 | Foreign plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		6,926	[12]	7,000	[12]	7,384
Level 3 | Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		¥ 22,929	[9]	¥ 24,124	[9]	¥ 15,522

[1]	Includes approximately 48 percent of Japanese equity securities, and 52 percent of foreign equity securities for both the fiscal years ended March 31, 2016 and 2017.
[2]	Includes approximately 51 percent and 46 percent of debt securities issued by Japanese national and local governments, and 49 percent and 54 percent of debt securities issued by foreign national and local governments for the fiscal years ended March 31, 2016 and 2017, respectively.
[3]	Includes debt securities issued by Japanese and foreign corporation and government related agencies.
[4]	Includes primarily mortgage-backed securities.
[5]	Commingled funds represent pooled institutional investments, including primarily investment trusts. They include approximately 44 percent and 48 percent of investments in equity, 54 percent and 51 percent of investments in fixed income, and 1 percent and 1 percent of investments in other for the fiscal years ended March 31, 2016 and 2017, respectively.
[6]	Represents commodity futures funds.
[7]	Includes multiple private equity funds of funds that primarily invest in venture, buyout, and distressed markets in the U.S. and Europe.
[8]	Includes primarily funds that invest in a portfolio of a broad range of hedge funds to diversify the risks and reduce the volatilities associated with a single hedge fund.
[9]	Includes primarily private real estate investment trusts.
[10]	Includes primarily foreign equity securities.
[11]	Includes primarily foreign government debt securities.
[12]	Includes primarily foreign corporate debt securities.
[13]	Commingled funds represent pooled institutional investments including mutual funds, common trust funds, and collective investment funds. They are primarily comprised of foreign equities and fixed income investments.
[14]	Represents annuity contracts with or without profit sharing.